FINANCING AND LOANS RECEIVABLE (Details) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
FINANCING AND LOANS
(-) PECLD	R$ (1,751,922)		R$ (1,388,340)
Net receivables	5,195,278		5,843,527
Main	1,413,015		1,232,745
Charges	10,204		19,021
Current	1,423,219		1,251,766
Non-current	3,772,059		4,591,761
Total	5,195,278		R$ 5,843,527
Amortization	R$ 212,199	R$ 22,283
Loans payable period	5 years
Average interest rate	9.36%
Percent of total portfolio granted by company	56.00%
Amazonas Energia
FINANCING AND LOANS
Average rate	9.61%		7.59%
Gross receivables	R$ 4,111,939		R$ 4,009,587
Itaipu Binacional
FINANCING AND LOANS
Average rate	5.52%		5.43%
Gross receivables	R$ 469,426		R$ 688,884
Equatorial Alagoas Distribuidora de Energa S.A
FINANCING AND LOANS
Average rate	8.33%		5.69%
Gross receivables	R$ 1,003,210		R$ 1,135,749
Eletropaulo Metropolitana Eletricidade de So Paulo S.A
FINANCING AND LOANS
Average rate	3.42%		5.34%
Gross receivables	R$ 706,075		R$ 687,679
Equatorial Piau Distribuidora de Energa S.A
FINANCING AND LOANS
Average rate	8.09%		6.29%
Gross receivables	R$ 355,213		R$ 411,595
Roraima Energia S.A
FINANCING AND LOANS
Average rate	9.54%		7.02%
Gross receivables	R$ 143,545		R$ 143,896
Others
FINANCING AND LOANS
Gross receivables	R$ 157,792		R$ 154,477
Itaipu
FINANCING AND LOANS
Percent of total portfolio granted by company	9.00%		11.00%